Reverse Merger Accounting (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Reverse Merger Accounting [Line Items]
Description of conversion ratio		As a result of the Merger, each of Serve’s shares of capital stock issued and outstanding immediately prior to the closing of the Merger was converted into the right to receive 0.8035 shares of Patricia’s common stock (the “Common Share Conversion Ratio”).
Patricia Acquisition Corp. [Member]
Reverse Merger Accounting [Line Items]
Common share conversion ratio	0.8035